Fair Value of Options, Black-Scholes Model Assumptions (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		0.00%	0.00%
Risk free interest rates, minimum		1.23%	2.04%
Risk free interest rates, maximum		2.84%	2.77%
Risk free interest rates
Expected volatility, minimum		78.36%	75.88%
Expected volatility, maximum		81.98%	77.61%
Expected volatility
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		5 years 6 months	5 years 6 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		7 years	7 years